Accounts receivable, net - Movement of Allowance for Doubtful Receivables (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at the beginning of the year		(387)	(100)
Additions charged to general and administrative expenses	(6,884)		(287)
Write-off during the year	1,168	387
Balance at the end of the year	(5,716)		(387)